GAIN ON SALE OF NET SMELTER RETURN ROYALTY	12 Months Ended
Dec. 31, 2021
GAIN ON SALE OF NET SMELTER RETURN ROYALTY
GAIN ON SALE OF NET SMELTER RETURN ROYALTY

18.         GAIN ON SALE OF NET SMELTER RETURN ROYALTY

On January 4, 2021, the Corporation sold its net smelter return royalty in Golden Predator Exploration Ltd.’s Brewery Creek Project for total cash consideration of $4,500,000 resulting in a gain on sale of $4,500,000.